UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                        |X| PRE-EFFECTIVE AMENDMENT NO. 1
                        |_| POST-EFFECTIVE AMENDMENT NO.


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: 1-212-697-6666

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                EDWARD M.W. HINES
                                  BUTZEL LONG,
                           a professional corporation
                         380 MADISON AVENUE, 22ND FLOOR
                               NEW YORK, NY 10017

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                                AMY WARD PERSHKOW
                                 MAYER BROWN LLP
                               1909 K STREET N.W.
                             WASHINGTON, D.C. 20006

                                       and

                               MARGARET D. FARRELL
                          HINCKLEY, ALLEN & SNYDER LLP
                          50 KENNEDY PLAZA, SUITE 1500
                         PROVIDENCE, RHODE ISLAND 02903

Approximate date of public offering: As soon as practicable after the effective date of this Registration Statement.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

Title of Securities Being Registered: Class A.

Registrant has registered an indefinite amount of securities pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of August, 2008.


                                       NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                       (Registrant)

                                       By: /s/ Diana P. Herrmann
                                               Diana P. Herrmann
                                               President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                                  Title                                          Date

/s/ Diana P. Herrmann                       President (Principal Executive Officer)          August 7, 2008
---------------------                         and Trustee
     Diana P. Herrmann

/s/ David A. Duffy                          Trustee                                          August 7, 2008
------------------
    David A. Duffy

_______________                             Trustee
    James R. Ramsey

/s/ William J. Nightingale                  Trustee                                          August 7, 2008
--------------------------
    William J. Nightingale

/s/ J. William Weeks                        Trustee                                          August 7, 2008
--------------------
    J. William Weeks

/s/ Laureen L. White                        Trustee                                          August 7, 2008
--------------------
    Laureen L. White

/s/ Joseph. P. DiMaggio                     Chief Financial Officer                          August 7, 2008
-----------------------                       and Treasurer
    Joseph P. DiMaggio